CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	9 Months Ended
Sep. 30, 2022 USD ($)
Cash Flows from Operating Activities:
Net income	$ 11,452,684
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(1,573,401)
Change in fair value of warrant liabilities	(11,620,745)
Changes in operating assets and liabilities:
Prepaid expenses	11,980
Prepaid taxes	(15,400)
Accounts payable and accrued expenses	663,717
Income tax payable	279,345
Net cash used in operating activities	(801,820)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(600,000)
Cash withdrawn from Trust Account in connection with redemption	302,873,885
Cash withdrawn from Trust Account to pay franchise and income taxes	706,648
Proceeds from convertible promissory note - related party	600,000
Net cash provided by investing activities	302,980,533
Cash Flows from Financing Activities:
Proceeds from convertible promissory note - related party	600,000
Redemption of Class A common stock	(302,873,885)
Net cash used in financing activities	(302,273,885)
Net Change in Cash	(95,172)
Cash - Beginning	479,694
Cash - Ending	$ 384,522